Subsequent Events	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 11—SUBSEQUENT EVENTS
Subsequent Events
Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to March 31, 2021, the date the financial statements were issued. Other than the promissory note described in Note 4, the Company did not identify any subsequent events that would have required adjustment or disclosure to the financial statements.

NOTE 11—SUBSEQUENT EVENTS
Subsequent Events
Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to August 13, 2021, the date the financial statements were issued.
Business Combination Agreement
On July 12, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among CBAH, CBAH Merger Sub I, Inc., a Delaware corporation (“First Merger Sub”), CBAH Merger Sub II, LLC, a Delaware limited liability company (“Second Merger Sub”), Altus Power America Holdings, LLC, a Delaware limited liability company (“Altus Power Holdings”), APAM Holdings LLC, a Delaware limited liability company (“Altus Management Holdings”) and Altus Power, Inc., a Delaware corporation (“Altus”). Upon the terms and subject to the conditions of the Business Combination Agreement, CBAH will acquire Altus and CBAH will be renamed as “Altus Power, Inc.”
Pursuant to the Business Combination Agreement, at the closing of the transactions contemplated therein, First Merger Sub will merge with and into Altus, and the company surviving that merger will merge with and into Second Merger Sub and, as a result of such mergers, the holders of common stock of Altus will be entitled to receive, in the aggregate, $900 million of CBAH’s Class A common stock (valued at $10 per share). All issued and outstanding shares of common stock of Altus are currently held by Altus Power Holdings, and prior to the closing such shares would be distributed to holders of equity interests in Altus Power Holdings (including Altus Management Holdings) and Altus Management Holdings will distribute the shares it receives to the equity holders of Altus Management Holdings. In addition, at the closing, each share of preferred stock of Altus issued and outstanding immediately prior to such merger will be redeemed. Such redemption is expected to require approximately $275 million, assuming no additional preferred equity is issued prior to the closing. Altus is permitted to issue additional preferred stock subject to certain restrictions in the Business Combination Agreement.
The Business Combination Agreement contains certain termination rights for CBAH and Altus, including the right of either party to terminate the agreement if the closing of the transactions contemplated by the Business Combination Agreement have not occurred by March 31, 2022 (subject to certain exceptions) or if CBAH has not obtained the required approvals from its stockholders.
PIPE Subscription Agreements
Concurrently with the
 execution of the Business Combination Agreement, the Company has entered into separate subscription agreements (collectively, the “PIPE Subscription Agreements”), dated July 12, 2021, with certain investors, pursuant to which the Company has agreed to issue and sell, in private placements to close contemporaneously with, but immediately prior to, the Business Combination, an aggregate of 27.5 million shares of Class A common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $275.0 million (the “PIPE Investment”). The purchase of the PIPE Shares is conditioned upon, and will be consummated concurrently with, the closing of the transactions contemplated by the Business Combination Agreement. Pursuant to its PIPE Subscription Agreement, the Sponsor has committed to purchase shares of the Company’s Class A common stock in an aggregate amount of $70.0 million, with a commitment to purchase additional shares of the Company’s Class A common stock in an aggregate amount of up to
$
150.0
 million to the extent of the amount of redemptions of shares of the Company’s Class A common stock submitted for redemption by public stockholders in connection with the closing. The Company’s Chief Executive Officer and Director, William Concannon has also committed to purchase shares of the Company’s Class A common stock in an aggregate amount of $
1.0
 million.
Modification of Alignment Shares
At the closing of the Business Combination Agreement, the Company’s certificate of incorporation will be amended and restated to be in the form attached to the Business Combination Agreement (the “PubCo Charter”), and will, among other things, provide that the shares of Class B common stock will convert into shares of Class A common stock over a seven year measurement period following the closing. Furthermore, the PubCo Charter caps the total number of shares of Class A common stock that may be issued in such conversion to 8.5% of the total number of issued and outstanding shares of Class A common stock on the closing date of the transactions contemplated by the Business Combination Agreement except that if there are more than $100 million in outstanding redemptions of shares of the Company’s Class A common stock in connection therewith, the 8.5% cap in the foregoing calculation will be increased to 9.5%. Contemporaneously with the execution of the Business Combination Agreement, the holders of Class B common stock will surrender 30% of the shares of Class B common stock held by such holder.
The fair value of the Alignment Shares was remeasured upon the agreement to the modification described above. The fair value of the Alignment Shares was reduced to approximately $110 million in connection with such modifications on July 12, 2021 (“modification date”). The Company determined that the satisfaction of the performance condition remained improbable as of the modification date. Consequently, no compensation expense was recognized at the modification date. The unrecognized compensation expense will be recognized when the performance condition becomes probable.